Leases - Amounts recognized in the consolidated balance sheet (Details) - GBP (£)	6 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2023	Jun. 30, 2022
Leases
Right-of-use assets	£ 8,199,000	£ 3,353,000	£ 8,760,000
Additions to right-of-use assets	113,000	301,000	6,384,000
Lease liabilities:
Current	861,000	804,000	1,036,000
Non-current	7,704,000	2,475,000	7,844,000
Total lease liabilities	8,565,000	3,279,000	8,880,000	£ 4,430,000
Property
Leases
Right-of-use assets	7,683,000	2,925,000	8,114,000
Plant and machinery
Leases
Right-of-use assets	£ 516,000	£ 428,000	£ 646,000